UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Vincent P. Corti

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMERICAN
FUNDS®

Lit. No. MFGESRX-007-0513P Litho in USA DD/RRD/8092-S33492 Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

From Capital Group

New Perspective Fund®

Semi-annual report for the six months ended March 31, 2013

New Perspective Fund seeks to provide long-term growth of capital. Future income is a secondary objective.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	6.32%	3.03%	10.98%

The total annual fund operating expense ratio was 0.80% for Class A shares as of the prospectus dated December 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 4.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended March 31, 2013, New Perspective Fund gained 10.6% for shareholders who invested the 33.1 cents per share dividend paid in December 2012. This topped the 9.6% increase recorded by the unmanaged MSCI All Country World (ACWI) Index, which measures returns for stock markets in 45 countries and is the fund’s primary benchmark.

The fund also finished ahead of its peers, as measured by the Lipper Global Funds Average, which climbed 10.2%.

What’s more, the fund outpaced these benchmarks for all of the extended time periods shown in the table below.

Global markets climb

Markets abroad began the period on an upswing, as investors found room for optimism in progress on structural issues on debt in Europe, resurgent Chinese growth and policy shifts in Japan that could help ease the country out of its lengthy economic malaise. Investors in the United States were less sanguine as uncertainty over the presidential election, the specter of rising tax rates and the looming fiscal cliff dampened enthusiasm. But in the New Year, U.S. stocks shrugged off these worries as well as those related to the so-called sequester spending cuts and joined the global rally.

Results at a glance

For periods ended March 31, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/13/73)
New Perspective Fund (Class A shares)	10.6%	12.8%	4.3%	11.6%	12.4%
MSCI AC World Index*†	9.6	10.6	2.1	9.4	—
Standard & Poor’s 500 Composite Index*	10.2	14.0	5.8	8.5	10.1
Lipper Global Funds Average	10.2	9.9	2.5	9.3	11.0

*	The market indexes are unmanaged and, therefore, have no expenses.
†	The MSCI All Country World Index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.

New Perspective Fund	1

In all, U.S.* stocks rose 10.0% for the six months, just slightly more than Europe, which notched a gain of 9.6%. Equities in the United Kingdom climbed 6.8%, while in Japan they recorded a sizable 18.1% increase.

Returns for U.S. investors in companies domiciled abroad were in most instances hindered by currency translation, as a strengthening U.S. dollar meant investments denominated in the euro, yen and British pound lost value when converted to greenbacks.

Following a pattern, partly

Market returns were varied and failed to fully follow a predictable pattern. Among economically sensitive sectors, financials, consumer discretionary and industrials stocks fared well, but those in the energy and materials areas did not. Less cyclical industry groups such as utilities and telecommunication services lagged the broader market, but consumer staples and health care did better.

Focusing on companies is rewarded

Our holdings among information technology companies proved wisely chosen as they helped the fund’s investments in this area outpace both the sector and the broader market. A number of our holdings benefited from the shifting competitive environment brought about by continued growth in the mobile device category, where the ever-more-powerful and complex components and processes involved in making smart phones and tablets have left a number of companies unable to compete. This has served to strengthen those firms with the financial and research wherewithal and business discipline needed to help bring these products to market. Among the fund’s investments with businesses tied to these trends, Texas Instruments (28.8%), ARM Holdings (50.7%), Infineon Technologies (24.4%), Samsung Electronics (13.3%) and Taiwan Semiconductor Manufacturing (9.5%) all had strong showings, though Avago Technologies and ASML Holding trailed at 3.0% and –2.9%, respectively.

Elsewhere in the portfolio, select industrial companies turned in exceptional results, particularly United Continental Holdings (64.2%) and Delta (80.2%). Both airlines were helped by a combination of improving demand, relatively steady fuel prices and increasing capacity discipline.

Health care companies contributed meaningfully, with Celgene (51.7%), Gilead Sciences (47.5%) and Roche Holding (24.5%) registering large gains. A key exception was the muted return for Novo Nordisk (2.8%) — the fund’s largest holding — which has been a significant positive contributor in recent years. The firm suffered a setback when it failed to receive FDA approval for a new drug.

*	Unless otherwise indicated, country and region returns are based on MSCI indexes and measured in U.S. dollars with net dividends reinvested.

2	New Perspective Fund

Some longtime contributors experience a downturn

Among the investments detracting from results were Barrick Gold (–29.6%) and Newmont Mining (–25.2%), whose stock values continued to be negatively affected by the falling price of gold. Also weighing on results was Latin American telecom giant América Móvil (–17.5%), whose dominance in Mexico is being challenged by the government’s commitment to increasing competition in the country. Though all three companies are longtime fund holdings that have been meaningful contributors to return, we have chosen to reduce our stakes given the current environment. We also reduced our holdings in Apple — another long-term holding and solid contributor — which has seen slowing sales growth and pressure on margins that have led to a meaningful stock price decline.

An optimistic view

Looking ahead, we find reasons for optimism. In the coming months, we believe that U.S. companies have the potential to strengthen further. We also feel that the steps taken by European governments and central banks will continue to help the region mend, although the economic adjustments are going to be difficult and take time. Likewise, efforts aimed at re-energizing the Japanese economy could pay dividends. And if all these economic pistons are firing in synch, emerging markets economies — whose fortunes are closely tied to global growth — could benefit.

As always, we will be selective, believing that a rising tide has the potential to lift some boats higher than others and that not all will be equally affected should the waters recede.

We thank you for your continuing commitment to New Perspective Fund.

Sincerely,

Robert W. Lovelace
President

Michael Thawley
Executive Vice President

May 9, 2013

For current information about the fund, visit americanfunds.com.

New Perspective Fund	3

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013:

			10 years/
	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	6.95%	3.13%	10.96%
Not reflecting CDSC	11.95	3.48	10.96
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	10.91	3.44	10.74
Not reflecting CDSC	11.91	3.44	10.74
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	12.78	4.25	11.62
Class F-2 shares[3] — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	13.09	—	6.16
Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	6.22	2.97	10.91
Not reflecting maximum sales charge	12.69	4.20	11.57
Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	6.82	3.01	10.83
Not reflecting CDSC	11.82	3.36	10.83
Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	10.79	3.37	10.66
Not reflecting CDSC	11.79	3.37	10.66
Class 529-E shares[3,4]	12.44	3.91	11.24
Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	12.95	4.42	11.73

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower.

Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

4	New Perspective Fund

Summary investment portfolio March 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	percent of net assets

Country diversification	percent of net assets
United States	44.5%
Euro zone*	15.3
United Kingdom	9.2
Japan	4.8
Switzerland	4.6
Denmark	3.9
Canada	2.4
Taiwan	1.6
Australia	1.5
Other countries	6.6
Short-term securities & other assets less liabilities	5.6

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, the Netherlands and Spain.

New Perspective Fund	5

Common stocks — 94.34%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 16.78%
Amazon.com, Inc.[1]	3,812,500	$1,015,993	2.16%
Home Depot, Inc.	10,700,000	746,646	1.58
Naspers Ltd., Class N	9,285,100	577,584	1.23
Burberry Group PLC	21,612,991	436,413	.93
Time Warner Inc.	7,100,000	409,102	.87
adidas AG	3,485,478	361,586	.77
Toyota Motor Corp.	6,749,900	348,428	.74
priceline.com Inc.[1]	501,000	344,653	.73
Honda Motor Co., Ltd.	8,757,300	330,666	.70
Swatch Group Ltd, non-registered shares	460,768	267,773
Swatch Group Ltd	569,170	57,735	.69
Hyundai Mobis Co., Ltd.	1,168,883	323,055	.68
Other securities		2,684,002	5.70
		7,903,636	16.78

Health care — 14.62%
Novo Nordisk A/S, Class B	11,247,317	1,827,150	3.88
Gilead Sciences, Inc.[1]	10,009,300	489,755	1.04
Baxter International Inc.	6,631,000	481,676	1.02
Bayer AG	4,610,860	475,557	1.01
Celgene Corp.[1]	3,487,000	404,178	.86
Novartis AG	5,058,000	359,175	.76
Merck & Co., Inc.	7,532,573	333,166	.71
Other securities		2,516,349	5.34
		6,887,006	14.62

Financials — 12.76%
ACE Ltd.	6,354,000	565,315	1.20
Citigroup Inc.	12,455,000	551,009	1.17
American Express Co.	7,500,000	505,950	1.07
CME Group Inc., Class A	8,041,600	493,674	1.05
Goldman Sachs Group, Inc.	2,802,000	412,314	.88
Prudential PLC	24,986,141	404,303	.86
AIA Group Ltd.	90,437,800	396,115	.84
HSBC Holdings PLC (United Kingdom)	32,403,796	345,860	.73
JPMorgan Chase & Co.	7,020,000	333,169	.71
Other securities		2,002,543	4.25
		6,010,252	12.76

6	New Perspective Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples — 11.83%
Nestlé SA	8,954,700	$647,197	1.38%
Pernod Ricard SA	4,623,991	576,122	1.22
British American Tobacco PLC	10,364,500	555,407	1.18
Anheuser-Busch InBev NV	4,989,050	493,973	1.05
SABMiller PLC	7,989,008	420,464	.89
Shoprite Holdings Ltd.	19,757,926	392,198	.83
Unilever NV, depository receipts	8,595,000	352,023	.75
PepsiCo, Inc.	4,005,000	316,836	.67
Other securities		1,818,980	3.86
		5,573,200	11.83

Information technology — 10.83%
Google Inc., Class A1	947,200	752,105	1.60
Taiwan Semiconductor Manufacturing Co. Ltd.	168,681,994	566,927
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,200,000	123,768	1.47
Texas Instruments Inc.	14,880,062	527,945	1.12
ASML Holding NV	4,798,981	322,735
ASML Holding NV (New York registered)	2,564,870	174,437	1.05
Oracle Corp.	12,939,300	418,457	.89
Other securities		2,211,454	4.70
		5,097,828	10.83

Industrials — 10.82%
United Technologies Corp.	5,070,000	473,690	1.01
Delta Air Lines, Inc.[1]	25,000,000	412,750	.88
Schneider Electric SA	5,064,298	369,982	.78
United Continental Holdings, Inc.[1]	10,500,000	336,105	.71
General Electric Co.	14,300,000	330,616	.70
Boeing Co.	3,730,000	320,221	.68
KONE Oyj, Class B	3,932,500	309,222	.66
Other securities		2,542,459	5.40
		5,095,045	10.82

Materials — 4.91%
Linde AG	1,899,100	353,063	.75
Other securities		1,959,289	4.16
		2,312,352	4.91

Other — 6.93%
Other securities		3,261,390	6.93

New Perspective Fund	7

Common stocks		Value (000)	Percent of net assets
Miscellaneous — 4.86%
Other common stocks in initial period of acquisition		$2,288,709	4.86%

Total common stocks (cost: $29,191,101,000)		44,429,418	94.34

Convertible securities — 0.01%
Miscellaneous — 0.01%
Other convertible securities in initial period of acquisition		5,838	.01

Total convertible securities (cost: $5,605,000)		5,838	.01

Bonds & notes — 0.09%
U.S. Treasury bonds & notes — 0.09%
Other securities		39,753	.09

Total bonds & notes (cost: $39,753,000)		39,753	.09

Short-term securities — 5.52%	Principal amount (000)

Fannie Mae 0.085%–0.16% due 5/1/2013–2/5/2014	$577,750	577,479	1.23
Freddie Mac 0.10%–0.19% due 4/1/2013–3/4/2014	518,700	518,462	1.10
Nestlé Capital Corp. 0.17% due 8/12/2013[2]	38,000	37,987	.08
Other securities		1,465,975	3.11

Total short-term securities (cost: $2,599,797,000)		2,599,903	5.52

Total investment securities (cost: $31,836,256,000)		47,074,912	99.96
Other assets less liabilities		20,549	.04

Net assets		$47,095,461	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $42,093,000, which represented .09% of the net assets of the fund.

8	New Perspective Fund

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	3/31/2013 (000)
Sales:
Japanese yen	4/8/2013	Bank of New York Mellon	$190,000	¥17,786,660	$1,070

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The security listed below is included in the value of “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended March 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2013 (000)
Michael Page International PLC[3]	16,800,000	—	2,520,100	14,279,900	$—	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $717,530,000, which represented 1.52% of the net assets of the fund.
[3]	Unaffiliated issuer at 3/31/2013.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

New Perspective Fund	9

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $31,836,256)		$47,074,912
Cash denominated in currencies other than U.S. dollars (cost: $3,174)		3,174
Cash		6,798
Unrealized appreciation on open forward currency contracts		1,070
Receivables for:
Sales of investments	$109,932
Sales of fund’s shares	50,726
Dividends and interest	105,992	266,650
		47,352,604
Liabilities:
Payables for:
Purchases of investments	170,586
Repurchases of fund’s shares	50,284
Investment advisory services	15,443
Services provided by related parties	16,547
Trustees’ deferred compensation	3,626
Other	657	257,143
Net assets at March 31, 2013		$47,095,461

Net assets consist of:
Capital paid in on shares of beneficial interest		$30,421,887
Undistributed net investment income		163,482
Undistributed net realized gain		1,270,915
Net unrealized appreciation		15,239,177
Net assets at March 31, 2013		$47,095,461

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,422,433 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$31,909,677	961,337	$33.19
Class B	320,145	9,742	32.86
Class C	1,262,127	39,031	32.34
Class F-1	1,174,143	35,541	33.04
Class F-2	941,933	28,408	33.16
Class 529-A	1,258,946	38,249	32.91
Class 529-B	44,071	1,350	32.63
Class 529-C	291,935	9,025	32.35
Class 529-E	62,967	1,928	32.66
Class 529-F-1	43,202	1,315	32.86
Class R-1	83,448	2,597	32.13
Class R-2	568,046	17,559	32.35
Class R-3	1,473,881	45,177	32.62
Class R-4	1,487,953	45,285	32.86
Class R-5	1,404,178	42,323	33.18
Class R-6	4,768,809	143,566	33.22

See Notes to Financial Statements

10	New Perspective Fund

Statement of operations	unaudited
for the six months ended March 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,312)	$400,584
Interest	2,706	$403,290

Fees and expenses*:
Investment advisory services	86,582
Distribution services	56,100
Transfer agent services	28,568
Administrative services	4,961
Reports to shareholders	1,189
Registration statement and prospectus	305
Trustees’ compensation	518
Auditing and legal	70
Custodian	1,684
State and local taxes	161
Other	943	181,081
Net investment income		222,209

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $3,456 net loss from affiliate)	1,845,711
Currency transactions	(938)	1,844,773
Net unrealized appreciation on:
Investments	2,424,777
Forward currency contracts	1,070
Currency translations	410	2,426,257
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		4,271,030
Net increase in net assets resulting from operations		$4,493,239

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

New Perspective Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2013*	Year ended September 30, 2012
Operations:
Net investment income	$222,209	$450,759
Net realized gain on investments and currency transactions	1,844,773	951,989
Net unrealized appreciation on investments, forward currency contracts and currency translations	2,426,257	7,105,563
Net increase in net assets resulting from operations	4,493,239	8,508,311

Dividends paid to shareholders from net investment income	(460,154)	(413,167)

Net capital share transactions	(195,847)	(2,754,044)

Total increase in net assets	3,837,238	5,341,100

Net assets:
Beginning of period	43,258,223	37,917,123
End of period (including undistributed net investment income: $163,482 and $401,427, respectively)	$47,095,461	$43,258,223

*Unaudited.

See Notes to Financial Statements

12	New Perspective Fund

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Future income is a secondary objective. Effective December 1, 2012, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

New Perspective Fund	13

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	New Perspective Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value

New Perspective Fund	15

of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to

16	New Perspective Fund

additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$7,903,636	$—	$—	$7,903,636
Health care	6,887,006	—	—	6,887,006
Financials	6,010,252	—	—	6,010,252
Consumer staples	5,573,200	—	—	5,573,200
Information technology	5,097,828	—	—	5,097,828
Industrials	5,095,045	—	—	5,095,045
Materials	2,270,259	42,093	—	2,312,352
Other	3,261,390	—	—	3,261,390
Miscellaneous	2,288,709	—	—	2,288,709
Convertible securities	—	5,838	—	5,838
Bonds & notes	—	39,753	—	39,753
Short-term securities	—	2,599,903	—	2,599,903
Total	$44,387,325	$2,687,587	$—	$47,074,912

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,070	$—	$1,070

*	Forward currency contracts are not included in the investment portfolio.

New Perspective Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset

18	New Perspective Fund

by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may

New Perspective Fund	19

differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$444,873
Capital loss carryforward expiring 2018*	(528,898)
Post-October capital loss deferral†	(65,075)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$16,303,540
Gross unrealized depreciation on investment securities	(1,088,370)
Net unrealized appreciation on investment securities	15,215,170
Cost of investment securities	31,859,742

20	New Perspective Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2013	Year ended September 30, 2012
Class A	$317,923	$299,680
Class B	323	126
Class C	3,414	2,117
Class F-1	10,847	10,596
Class F-2	11,587	7,118
Class 529-A	11,820	10,161
Class 529-B	—	—
Class 529-C	777	525
Class 529-E	461	397
Class 529-F-1	470	377
Class R-1	273	231
Class R-2	1,870	1,204
Class R-3	10,925	8,484
Class R-4	14,941	12,022
Class R-5	16,866	15,622
Class R-6	57,657	44,507
Total	$460,154	$413,167

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. For the six months ended March 31, 2013, the investment advisory services fee was $86,582,000, which was equivalent to an annualized rate of 0.388% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

New Perspective Fund	21

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

22	New Perspective Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$36,280	$22,589	$1,529	Not applicable
Class B	1,701	255	Not applicable	Not applicable
Class C	6,069	849	305	Not applicable
Class F-1	1,389	625	278	Not applicable
Class F-2	Not applicable	364	210	Not applicable
Class 529-A	1,294	629	297	$586
Class 529-B	231	29	12	23
Class 529-C	1,378	161	69	137
Class 529-E	151	23	15	30
Class 529-F-1	—	21	10	19
Class R-1	408	45	20	Not applicable
Class R-2	2,027	923	137	Not applicable
Class R-3	3,435	1,063	345	Not applicable
Class R-4	1,737	682	349	Not applicable
Class R-5	Not applicable	304	324	Not applicable
Class R-6	Not applicable	6	1,061	Not applicable
Total class-specific expenses	$56,100	$28,568	$4,961	$795

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $518,000, shown on the accompanying financial statements, includes $209,000 in current fees (either paid in cash or deferred) and a net increase of $309,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

New Perspective Fund	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2013
Class A	$1,143,607	35,920	$307,827	9,911	$(2,207,058)	(70,225)	$(755,624)	(24,394)
Class B	2,881	91	320	11	(85,928)	(2,763)	(82,727)	(2,661)
Class C	78,439	2,524	3,329	110	(139,719)	(4,555)	(57,951)	(1,921)
Class F-1	167,810	5,321	10,614	343	(232,401)	(7,589)	(53,977)	(1,925)
Class F-2	322,664	10,348	10,449	337	(143,518)	(4,424)	189,595	6,261
Class 529-A	81,441	2,595	11,816	384	(78,970)	(2,527)	14,287	452
Class 529-B	465	15	—	—	(11,378)	(369)	(10,913)	(354)
Class 529-C	18,769	608	777	26	(22,003)	(716)	(2,457)	(82)
Class 529-E	3,587	116	461	15	(5,590)	(181)	(1,542)	(50)
Class 529-F-1	6,498	208	470	15	(3,488)	(110)	3,480	113
Class R-1	8,376	273	273	9	(16,005)	(526)	(7,356)	(244)
Class R-2	69,401	2,240	1,867	62	(94,104)	(3,062)	(22,836)	(760)
Class R-3	215,824	6,925	10,920	357	(195,735)	(6,331)	31,009	951
Class R-4	227,174	7,255	14,938	486	(207,244)	(6,622)	34,868	1,119
Class R-5	182,756	5,753	16,834	542	(163,152)	(5,232)	36,438	1,063
Class R-6	672,212	21,011	57,475	1,850	(239,828)	(7,598)	489,859	15,263
Total net increase (decrease)	$3,201,904	101,203	$448,370	14,458	$(3,846,121)	(122,830)	$(195,847)	(7,169)

Year ended September 30, 2012
Class A	$1,614,870	57,455	$289,683	11,057	$(4,586,419)	(163,696)	$(2,681,866)	(95,184)
Class B	6,265	227	124	5	(236,908)	(8,609)	(230,519)	(8,377)
Class C	111,479	4,065	2,057	80	(342,247)	(12,571)	(228,711)	(8,426)
Class F-1	354,326	12,630	10,414	400	(379,690)	(13,773)	(14,950)	(743)
Class F-2	186,187	6,533	6,147	235	(140,282)	(5,018)	52,052	1,750
Class 529-A	141,979	5,114	10,157	391	(128,778)	(4,612)	23,358	893
Class 529-B	1,282	47	—	—	(26,417)	(968)	(25,135)	(921)
Class 529-C	38,377	1,405	525	20	(38,724)	(1,415)	178	10
Class 529-E	6,349	231	396	15	(7,353)	(266)	(608)	(20)
Class 529-F-1	10,251	371	376	14	(6,435)	(230)	4,192	155
Class R-1	21,807	805	230	9	(20,727)	(765)	1,310	49
Class R-2	118,038	4,309	1,203	47	(174,723)	(6,403)	(55,482)	(2,047)
Class R-3	306,926	11,043	8,477	329	(299,974)	(10,880)	15,429	492
Class R-4	311,964	11,183	12,018	463	(268,747)	(9,635)	55,235	2,011
Class R-5	272,233	9,779	15,592	596	(304,716)	(10,752)	(16,891)	(377)
Class R-6	711,188	25,153	44,506	1,699	(407,330)	(14,617)	348,364	12,235
Total net increase(decrease)	$4,213,521	150,350	$401,905	15,360	$(7,369,470)	(264,210)	$(2,754,044)	(98,500)

*	Includes exchanges between share classes of the fund.

24	New Perspective Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,231,829,000 and $6,368,072,000, respectively, during the six months ended March 31, 2013.

New Perspective Fund	25

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 3/31/2013[5,6]	$30.34	$.16	$3.02	$3.18
	Year ended 9/30/2012	24.88	.31	5.44	5.75
	Year ended 9/30/2011	26.54	.29	(1.66)	(1.37)
	Year ended 9/30/2010	24.63	.29	1.93	2.22
	Year ended 9/30/2009	26.30	.31	.15	.46
	Year ended 9/30/2008	36.83	.69	(8.27)	(7.58)
Class B:	Six months ended 3/31/2013[5,6]	29.86	.03	3.00	3.03
	Year ended 9/30/2012	24.42	.08	5.37	5.45
	Year ended 9/30/2011	26.02	.07	(1.63)	(1.56)
	Year ended 9/30/2010	24.15	.08	1.91	1.99
	Year ended 9/30/2009	25.70	.15	.18	.33
	Year ended 9/30/2008	36.06	.44	(8.12)	(7.68)
Class C:	Six months ended 3/31/2013[5,6]	29.44	.03	2.96	2.99
	Year ended 9/30/2012	24.12	.08	5.29	5.37
	Year ended 9/30/2011	25.76	.06	(1.62)	(1.56)
	Year ended 9/30/2010	23.95	.08	1.88	1.96
	Year ended 9/30/2009	25.52	.15	.17	.32
	Year ended 9/30/2008	35.84	.42	(8.06)	(7.64)
Class F-1:	Six months ended 3/31/2013[5,6]	30.19	.15	3.02	3.17
	Year ended 9/30/2012	24.76	.31	5.40	5.71
	Year ended 9/30/2011	26.42	.28	(1.65)	(1.37)
	Year ended 9/30/2010	24.53	.28	1.92	2.20
	Year ended 9/30/2009	26.20	.31	.15	.46
	Year ended 9/30/2008	36.71	.68	(8.24)	(7.56)
Class F-2:	Six months ended 3/31/2013[5,6]	30.35	.21	3.02	3.23
	Year ended 9/30/2012	24.90	.39	5.42	5.81
	Year ended 9/30/2011	26.57	.36	(1.67)	(1.31)
	Year ended 9/30/2010	24.67	.36	1.92	2.28
	Year ended 9/30/2009	26.31	.28	.25	.53
	Period from 8/1/2008 to 9/30/2008[5]	29.67	.08	(3.44)	(3.36)

See pages 30 and 31 for footnotes.

26	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[4]		Ratio of net income to average net assets[2,4]
$(.33)	$—	$(.33)	$33.19	10.59%	$31,910	.80%[7]		.80%[7]		1.00%[7]
(.29)	—	(.29)	30.34	23.27	29,906	.80		.80		1.11
(.29)	—	(.29)	24.88	(5.30)	26,896	.77		.77		1.02
(.31)	—	(.31)	26.54	9.05	31,425	.79		.79		1.14
(.55)	(1.58)	(2.13)	24.63	4.66	31,925	.85		.84		1.54
(.68)	(2.27)	(2.95)	26.30	(22.51)	36,398	.75		.71		2.14
(.03)	—	(.03)	32.86	10.19	320	1.55	[7]	1.55	[7]	.21	[7]
(.01)	—	(.01)	29.86	22.31	370	1.56		1.56		.31
(.04)	—	(.04)	24.42	(6.00)	507	1.54		1.54		.24
(.12)	—	(.12)	26.02	8.25	769	1.55		1.55		.34
(.30)	(1.58)	(1.88)	24.15	3.85	1,031	1.60		1.59		.78
(.41)	(2.27)	(2.68)	25.70	(23.11)	1,361	1.51		1.47		1.38
(.09)	—	(.09)	32.34	10.16	1,262	1.59	[7]	1.59	[7]	.21	[7]
(.05)	—	(.05)	29.44	22.27	1,206	1.60		1.60		.30
(.08)	—	(.08)	24.12	(6.08)	1,191	1.58		1.58		.22
(.15)	—	(.15)	25.76	8.19	1,404	1.59		1.59		.34
(.31)	(1.58)	(1.89)	23.95	3.85	1,365	1.62		1.61		.77
(.41)	(2.27)	(2.68)	25.52	(23.14)	1,554	1.55		1.51		1.33
(.32)	—	(.32)	33.04	10.58	1,174	.82	[7]	.82	[7]	.97	[7]
(.28)	—	(.28)	30.19	23.24	1,131	.82		.82		1.11
(.29)	—	(.29)	24.76	(5.34)	946	.81		.81		1.00
(.31)	—	(.31)	26.42	9.04	1,002	.81		.81		1.13
(.55)	(1.58)	(2.13)	24.53	4.67	924	.83		.82		1.55
(.68)	(2.27)	(2.95)	26.20	(22.53)	1,034	.76		.72		2.12
(.42)	—	(.42)	33.16	10.74	942	.54	[7]	.54	[7]	1.31	[7]
(.36)	—	(.36)	30.35	23.56	672	.54		.54		1.37
(.36)	—	(.36)	24.90	(5.10)	508	.55		.55		1.28
(.38)	—	(.38)	26.57	9.32	390	.55		.55		1.42
(.59)	(1.58)	(2.17)	24.67	4.97	282	.58		.57		1.29
—	—	—	26.31	(11.32)	22	.09		.08		.32

New Perspective Fund	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 3/31/2013[5,6]	$30.08	$.15	$2.99	$3.14
	Year ended 9/30/2012	24.68	.29	5.38	5.67
	Year ended 9/30/2011	26.35	.27	(1.66)	(1.39)
	Year ended 9/30/2010	24.46	.27	1.92	2.19
	Year ended 9/30/2009	26.14	.30	.15	.45
	Year ended 9/30/2008	36.63	.66	(8.22)	(7.56)
Class 529-B:	Six months ended 3/31/2013[5,6]	29.64	.01	2.98	2.99
	Year ended 9/30/2012	24.26	.05	5.33	5.38
	Year ended 9/30/2011	25.87	.04	(1.63)	(1.59)
	Year ended 9/30/2010	24.04	.06	1.89	1.95
	Year ended 9/30/2009	25.64	.14	.16	.30
	Year ended 9/30/2008	36.00	.40	(8.10)	(7.70)
Class 529-C:	Six months ended 3/31/2013[5,6]	29.46	.02	2.96	2.98
	Year ended 9/30/2012	24.17	.07	5.28	5.35
	Year ended 9/30/2011	25.82	.05	(1.62)	(1.57)
	Year ended 9/30/2010	24.01	.07	1.88	1.95
	Year ended 9/30/2009	25.62	.14	.16	.30
	Year ended 9/30/2008	35.98	.40	(8.09)	(7.69)
Class 529-E:	Six months ended 3/31/2013[5,6]	29.81	.10	2.99	3.09
	Year ended 9/30/2012	24.46	.22	5.33	5.55
	Year ended 9/30/2011	26.11	.19	(1.63)	(1.44)
	Year ended 9/30/2010	24.26	.20	1.89	2.09
	Year ended 9/30/2009	25.91	.24	.16	.40
	Year ended 9/30/2008	36.34	.57	(8.17)	(7.60)
Class 529-F-1:	Six months ended 3/31/2013[5,6]	30.07	.18	2.99	3.17
	Year ended 9/30/2012	24.68	.36	5.37	5.73
	Year ended 9/30/2011	26.34	.35	(1.67)	(1.32)
	Year ended 9/30/2010	24.44	.33	1.92	2.25
	Year ended 9/30/2009	26.15	.34	.14	.48
	Year ended 9/30/2008	36.64	.73	(8.23)	(7.50)

See pages 30 and 31 for footnotes.

28	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[4]		Ratio of net income to average net assets[2,4]
$(.31)	$—	$(.31)	$32.91	10.56%	$1,259	.88%[7]		.88%[7]		.93%[7]
(.27)	—	(.27)	30.08	23.16	1,137	.88		.88		1.05
(.28)	—	(.28)	24.68	(5.40)	911	.85		.85		.96
(.30)	—	(.30)	26.35	9.01	911	.85		.85		1.10
(.55)	(1.58)	(2.13)	24.46	4.62	788	.89		.88		1.50
(.66)	(2.27)	(2.93)	26.14	(22.57)	737	.82		.78		2.07
—	—	—	32.63	10.12	44	1.67	[7]	1.67	[7]	.09	[7]
—	—	—	29.64	22.18	51	1.68		1.68		.20
(.02)	—	(.02)	24.26	(6.15)	64	1.65		1.65		.13
(.12)	—	(.12)	25.87	8.14	92	1.65		1.65		.26
(.32)	(1.58)	(1.90)	24.04	3.77	109	1.71		1.70		.69
(.39)	(2.27)	(2.66)	25.64	(23.20)	110	1.62		1.58		1.26
(.09)	—	(.09)	32.35	10.12	292	1.66	[7]	1.66	[7]	.14	[7]
(.06)	—	(.06)	29.46	22.16	268	1.67		1.67		.25
(.08)	—	(.08)	24.17	(6.11)	220	1.64		1.64		.17
(.14)	—	(.14)	25.82	8.13	227	1.65		1.65		.30
(.33)	(1.58)	(1.91)	24.01	3.77	205	1.70		1.69		.70
(.40)	(2.27)	(2.67)	25.62	(23.19)	192	1.62		1.58		1.27
(.24)	—	(.24)	32.66	10.45	63	1.13	[7]	1.13	[7]	.67	[7]
(.20)	—	(.20)	29.81	22.81	59	1.14		1.14		.78
(.21)	—	(.21)	24.46	(5.62)	49	1.13		1.13		.68
(.24)	—	(.24)	26.11	8.66	51	1.14		1.14		.81
(.47)	(1.58)	(2.05)	24.26	4.34	45	1.19		1.18		1.21
(.56)	(2.27)	(2.83)	25.91	(22.80)	41	1.11		1.07		1.78
(.38)	—	(.38)	32.86	10.66	43	.66	[7]	.66	[7]	1.16	[7]
(.34)	—	(.34)	30.07	23.43	36	.67		.67		1.27
(.34)	—	(.34)	24.68	(5.18)	26	.64		.64		1.22
(.35)	—	(.35)	26.34	9.25	20	.64		.64		1.32
(.61)	(1.58)	(2.19)	24.44	4.83	15	.69		.68		1.70
(.72)	(2.27)	(2.99)	26.15	(22.41)	13	.61		.57		2.27

New Perspective Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 3/31/2013[5,6]	$29.27	$.03	$2.93	$2.96
	Year ended 9/30/2012	24.01	.10	5.24	5.34
	Year ended 9/30/2011	25.66	.07	(1.61)	(1.54)
	Year ended 9/30/2010	23.87	.09	1.87	1.96
	Year ended 9/30/2009	25.51	.15	.15	.30
	Year ended 9/30/2008	35.83	.42	(8.04)	(7.62)
Class R-2:	Six months ended 3/31/2013[5,6]	29.47	.04	2.95	2.99
	Year ended 9/30/2012	24.15	.09	5.29	5.38
	Year ended 9/30/2011	25.79	.07	(1.62)	(1.55)
	Year ended 9/30/2010	23.97	.08	1.88	1.96
	Year ended 9/30/2009	25.58	.13	.17	.30
	Year ended 9/30/2008	35.93	.41	(8.09)	(7.68)
Class R-3:	Six months ended 3/31/2013[5,6]	29.79	.11	2.97	3.08
	Year ended 9/30/2012	24.43	.22	5.34	5.56
	Year ended 9/30/2011	26.08	.20	(1.64)	(1.44)
	Year ended 9/30/2010	24.23	.20	1.90	2.10
	Year ended 9/30/2009	25.88	.25	.15	.40
	Year ended 9/30/2008	36.30	.57	(8.16)	(7.59)
Class R-4:	Six months ended 3/31/2013[5,6]	30.04	.16	3.00	3.16
	Year ended 9/30/2012	24.64	.31	5.37	5.68
	Year ended 9/30/2011	26.30	.29	(1.66)	(1.37)
	Year ended 9/30/2010	24.43	.28	1.91	2.19
	Year ended 9/30/2009	26.12	.31	.14	.45
	Year ended 9/30/2008	36.59	.67	(8.21)	(7.54)
Class R-5:	Six months ended 3/31/2013[5,6]	30.37	.21	3.02	3.23
	Year ended 9/30/2012	24.91	.40	5.43	5.83
	Year ended 9/30/2011	26.57	.37	(1.66)	(1.29)
	Year ended 9/30/2010	24.66	.32	1.97	2.29
	Year ended 9/30/2009	26.36	.38	.14	.52
	Year ended 9/30/2008	36.90	.77	(8.28)	(7.51)
Class R-6:	Six months ended 3/31/2013[5,6]	30.41	.22	3.03	3.25
	Year ended 9/30/2012	24.95	.41	5.43	5.84
	Year ended 9/30/2011	26.61	.40	(1.68)	(1.28)
	Year ended 9/30/2010	24.67	.41	1.89	2.30
	Period from 5/1/2009 to 9/30/2009[5]	19.28	.17	5.22	5.39

	Six months ended	Year ended September 30
	March 31, 2013[5,6]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	15%	16%	24%	24%	32%	42%

[1]	Based on average shares outstanding.
[2]	For the year ended September 30, 2008, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.13 and .41 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.

30	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[4]		Ratio of net income to average net assets[2,4]
$(.10)	$—	$(.10)	$32.13	10.18%	$83	1.56%[7]		1.56%[7]		.23%[7]
(.08)	—	(.08)	29.27	22.30	83	1.57		1.57		.36
(.11)	—	(.11)	24.01	(6.06)	67	1.57		1.57		.25
(.17)	—	(.17)	25.66	8.24	69	1.58		1.58		.39
(.36)	(1.58)	(1.94)	23.87	3.84	53	1.61		1.60		.78
(.43)	(2.27)	(2.70)	25.51	(23.12)	44	1.54		1.50		1.35
(.11)	—	(.11)	32.35	10.19	568	1.53	[7]	1.53	[7]	.27	[7]
(.06)	—	(.06)	29.47	22.32	540	1.58		1.58		.33
(.09)	—	(.09)	24.15	(6.07)	492	1.57		1.57		.24
(.14)	—	(.14)	25.79	8.20	563	1.61		1.61		.33
(.33)	(1.58)	(1.91)	23.97	3.77	544	1.71		1.70		.68
(.40)	(2.27)	(2.67)	25.58	(23.19)	507	1.59		1.55		1.30
(.25)	—	(.25)	32.62	10.42	1,474	1.11	[7]	1.11	[7]	.70	[7]
(.20)	—	(.20)	29.79	22.87	1,317	1.12		1.12		.80
(.21)	—	(.21)	24.43	(5.62)	1,068	1.11		1.11		.70
(.25)	—	(.25)	26.08	8.71	1,159	1.12		1.12		.82
(.47)	(1.58)	(2.05)	24.23	4.36	1,095	1.15		1.14		1.25
(.56)	(2.27)	(2.83)	25.88	(22.79)	1,005	1.09		1.05		1.79
(.34)	—	(.34)	32.86	10.59	1,488	.80	[7]	.80	[7]	1.01	[7]
(.28)	—	(.28)	30.04	23.25	1,327	.81		.81		1.12
(.29)	—	(.29)	24.64	(5.34)	1,039	.81		.81		1.01
(.32)	—	(.32)	26.30	9.01	1,039	.81		.81		1.12
(.56)	(1.58)	(2.14)	24.43	4.68	905	.83		.82		1.54
(.66)	(2.27)	(2.93)	26.12	(22.53)	699	.79		.75		2.09
(.42)	—	(.42)	33.18	10.74	1,404	.50	[7]	.50	[7]	1.31	[7]
(.37)	—	(.37)	30.37	23.64	1,253	.50		.50		1.41
(.37)	—	(.37)	24.91	(5.04)	1,037	.51		.51		1.29
(.38)	—	(.38)	26.57	9.34	1,241	.51		.51		1.29
(.64)	(1.58)	(2.22)	24.66	5.00	2,386	.53		.52		1.87
(.76)	(2.27)	(3.03)	26.36	(22.30)	2,462	.49		.46		2.38
(.44)	—	(.44)	33.22	10.78	4,769	.46	[7]	.46	[7]	1.37	[7]
(.38)	—	(.38)	30.41	23.67	3,902	.46		.46		1.47
(.38)	—	(.38)	24.95	(4.99)	2,896	.46		.46		1.38
(.36)	—	(.36)	26.61	9.40	2,437	.46		.46		1.63
—	—	—	24.67	27.96	450	.21		.21		.76

[4]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.

See Notes to Financial Statements

New Perspective Fund	31

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2012, through March 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

32	New Perspective Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2012	Ending account value 3/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,105.93	$4.20	.80%
Class A — assumed 5% return	1,000.00	1,020.94	4.03	.80
Class B — actual return	1,000.00	1,101.87	8.12	1.55
Class B — assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class C — actual return	1,000.00	1,101.63	8.33	1.59
Class C — assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class F-1 — actual return	1,000.00	1,105.78	4.31	.82
Class F-1 — assumed 5% return	1,000.00	1,020.84	4.13	.82
Class F-2 — actual return	1,000.00	1,107.44	2.84	.54
Class F-2 — assumed 5% return	1,000.00	1,022.24	2.72	.54
Class 529-A — actual return	1,000.00	1,105.59	4.62	.88
Class 529-A — assumed 5% return	1,000.00	1,020.54	4.43	.88
Class 529-B — actual return	1,000.00	1,101.21	8.75	1.67
Class 529-B — assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class 529-C — actual return	1,000.00	1,101.23	8.70	1.66
Class 529-C — assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class 529-E — actual return	1,000.00	1,104.47	5.93	1.13
Class 529-E — assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class 529-F-1 — actual return	1,000.00	1,106.60	3.47	.66
Class 529-F-1 — assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-1 — actual return	1,000.00	1,101.79	8.17	1.56
Class R-1 — assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-2 — actual return	1,000.00	1,101.89	8.02	1.53
Class R-2 — assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-3 — actual return	1,000.00	1,104.23	5.82	1.11
Class R-3 — assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 — actual return	1,000.00	1,105.90	4.20	.80
Class R-4 — assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5 — actual return	1,000.00	1,107.38	2.63	.50
Class R-5 — assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 — actual return	1,000.00	1,107.82	2.42	.46
Class R-6 — assumed 5% return	1,000.00	1,022.64	2.32	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

New Perspective Fund	33

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

34	New Perspective Fund

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

New Perspective Fund	35

Offices of the fund and of the investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

K&L Gates LLP

Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2013, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund® Investment portfolio March 31, 2013

unaudited

Common stocks 94.34%
		Value
Consumer Discretionary 16.78%	Shares	(000)
Amazon.com, Inc.[1]	3,812,500	$ 1,015,993
Home Depot, Inc.	10,700,000	746,646
Naspers Ltd., Class N	9,285,100	577,584
Burberry Group PLC	21,612,991	436,413
Time Warner Inc.	7,100,000	409,102
adidas AG	3,485,478	361,586
Toyota Motor Corp.	6,749,900	348,428
priceline.com Inc.[1]	501,000	344,653
Honda Motor Co., Ltd.	8,757,300	330,666
Swatch Group Ltd, non-registered shares	460,768	267,773
Swatch Group Ltd	569,170	57,735
Hyundai Mobis Co., Ltd.	1,168,883	323,055
Las Vegas Sands Corp.	4,916,600	277,050
Starbucks Corp.	4,550,000	259,168
Industria de Diseño Textil, SA	1,925,457	255,177
Nikon Corp.	9,248,700	219,159
Tiffany & Co.	2,330,900	162,091
CBS Corp., Class B	3,380,000	157,812
Ford Motor Co.	10,000,000	131,500
MGM Resorts International[1]	10,000,000	131,500
Publicis Groupe SA	1,680,603	112,677
Liberty Global, Inc., Class A1	1,500,000	110,100
Walt Disney Co.	1,700,000	96,560
LVMH Moët Hennessey-Louis Vuitton SA	548,000	94,048
Expedia, Inc.	1,500,000	90,015
Arcos Dorados Holdings Inc., Class A	6,136,000	80,995
Kia Motors Corp.	1,568,200	78,368
Suzuki Motor Corp.	3,360,000	75,337
General Motors Co.[1]	2,500,000	69,550
Harman International Industries, Inc.	1,510,000	67,391
Bayerische Motoren Werke AG	687,300	59,294
DIRECTV[1]	971,700	55,008
Christian Dior SA	305,000	50,585
Wynn Macau, Ltd.[1]	15,044,800	39,925
Sands China Ltd.	2,062,000	10,692
		7,903,636
Health care 14.62%
Novo Nordisk A/S, Class B	11,247,317	1,827,150
Gilead Sciences, Inc.[1]	10,009,300	489,755
Baxter International Inc.	6,631,000	481,676
Bayer AG	4,610,860	475,557
Celgene Corp.[1]	3,487,000	404,178
Novartis AG	5,058,000	359,175
Merck & Co., Inc.	7,532,573	333,166
Regeneron Pharmaceuticals, Inc.[1]	1,572,000	277,301
UCB SA	4,269,872	272,540
Bristol-Myers Squibb Co.	6,258,400	257,783
Roche Holding AG	990,000	230,342
Intuitive Surgical, Inc.[1]	402,000	197,458
Edwards Lifesciences Corp.[1]	2,282,000	187,489
Sonic Healthcare Ltd.	11,432,400	165,838
Grifols, SA, Class B (ADR)[1]	3,712,278	107,693
Grifols, SA, Class B1	1,576,222	45,213
AstraZeneca PLC (United Kingdom)	2,965,000	148,638
Mindray Medical International Ltd., Class A (ADR)	3,415,000	136,395
Pfizer Inc	4,000,000	115,440
Sonova Holding AG	916,723	109,928
Hospira, Inc.[1]	3,240,000	106,369
Allergan, Inc.	800,000	89,304
Cochlear Ltd.	635,000	44,999
Fresenius Medical Care AG & Co. KGaA	350,000	23,619
		6,887,006
Financials 12.76%
ACE Ltd.	6,354,000	565,315
Citigroup Inc.	12,455,000	551,009
American Express Co.	7,500,000	505,950
CME Group Inc., Class A	8,041,600	493,674
Goldman Sachs Group, Inc.	2,802,000	412,314
Prudential PLC	24,986,141	404,303
AIA Group Ltd.	90,437,800	396,115
HSBC Holdings PLC (United Kingdom)	32,403,796	345,860
JPMorgan Chase & Co.	7,020,000	333,169
Moody’s Corp.	5,107,100	272,311
ICICI Bank Ltd. (ADR)	4,634,824	198,834
ICICI Bank Ltd.	2,800,000	53,847
AXA SA	10,851,207	186,506
Morgan Stanley	7,500,000	164,850
Allianz SE	1,193,000	162,005
Weyerhaeuser Co.[1]	3,500,000	109,830
Barclays PLC	23,180,000	102,539
BNP Paribas SA	1,922,000	98,636
Bank of Nova Scotia	1,690,000	98,308
Rayonier Inc.[1]	1,494,800	89,195
Sampo Oyj, Class A	2,299,900	88,433
Tokio Marine Holdings, Inc.	3,000,000	84,440
DNB ASA	5,094,318	74,688
Deutsche Bank AG	1,500,000	58,474
Investor AB, Class B	2,000,000	57,764
ING Groep NV, depository receipts[1]	8,060,000	57,200
Bank of China Ltd., Class H	96,350,000	44,683
		6,010,252
Consumer staples 11.83%
Nestlé SA	8,954,700	647,197
Pernod Ricard SA	4,623,991	576,122
British American Tobacco PLC	10,364,500	555,407
Anheuser-Busch InBev NV	4,989,050	493,973
SABMiller PLC	7,989,008	420,464
Shoprite Holdings Ltd.	19,757,926	392,198
Unilever NV, depository receipts	8,595,000	352,023
PepsiCo, Inc.	4,005,000	316,836

Philip Morris International Inc.	3,152,500	292,268
Costco Wholesale Corp.	2,700,000	286,497
Coca-Cola Co.	5,800,000	234,552
Associated British Foods PLC	5,675,000	163,910
Mead Johnson Nutrition Co.	1,485,000	115,013
Wal-Mart de México, SAB de CV, Series V	29,667,984	97,008
Wesfarmers Ltd.	2,100,000	87,911
Colgate-Palmolive Co.	715,000	84,391
Japan Tobacco Inc.	2,618,000	83,420
Avon Products, Inc.	4,000,000	82,920
Procter & Gamble Co.	1,000,000	77,060
Coca-Cola Amatil Ltd.	4,704,261	71,424
Danone SA	940,000	65,396
Coca-Cola Hellenic Bottling Co. SA	1,800,000	48,218
Imperial Tobacco Group PLC	830,000	28,992
		5,573,200
Information technology 10.83%
Google Inc., Class A1	947,200	752,105
Taiwan Semiconductor Manufacturing Co. Ltd.	168,681,994	566,927
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,200,000	123,768
Texas Instruments Inc.	14,880,062	527,945
ASML Holding NV	4,798,981	322,735
ASML Holding NV (New York registered)	2,564,870	174,437
Oracle Corp.	12,939,300	418,457
ARM Holdings PLC	21,141,044	295,831
Avago Technologies Ltd.	5,560,000	199,715
International Business Machines Corp.	850,000	181,305
Infineon Technologies AG	20,367,300	160,805
Samsung Electronics Co. Ltd.	107,300	147,265
Amphenol Corp., Class A	1,820,000	135,863
MasterCard Inc., Class A	225,000	121,754
salesforce.com, inc.[1]	678,000	121,247
Microsoft Corp.	4,000,000	114,440
Nintendo Co., Ltd.	987,000	105,986
Apple Inc.	225,000	99,592
OMRON Corp.	3,875,000	95,486
Broadcom Corp., Class A	2,500,000	86,675
TDK Corp.	2,474,000	85,926
Jabil Circuit, Inc.	4,598,500	84,980
KLA-Tencor Corp.	1,377,697	72,660
TE Connectivity Ltd.	1,153,125	48,351
SAP AG	599,000	47,984
FLIR Systems, Inc.	214,870	5,589
		5,097,828
Industrials 10.82%
United Technologies Corp.	5,070,000	473,690
Delta Air Lines, Inc.[1]	25,000,000	412,750
Schneider Electric SA	5,064,298	369,982
United Continental Holdings, Inc.[1]	10,500,000	336,105
General Electric Co.	14,300,000	330,616
Boeing Co.	3,730,000	320,221
KONE Oyj, Class B	3,932,500	309,222
Intertek Group PLC	4,259,428	219,580
Ryanair Holdings PLC (ADR)	4,264,499	178,171
Rolls-Royce Holdings PLC[1]	10,000,000	171,687
European Aeronautic Defence and Space Co. EADS NV	3,270,000	166,389
Deere & Co.	1,900,000	163,362
Union Pacific Corp.	995,000	141,698
Vallourec SA	2,813,000	135,203
Experian PLC	7,350,000	127,306
Honeywell International Inc.	1,500,000	113,025
Geberit AG	423,000	104,074
Siemens AG	947,100	102,004
Mitsubishi Heavy Industries, Ltd.	17,790,000	101,090
Parker-Hannifin Corp.	1,000,000	91,580
Michael Page International PLC	14,279,900	91,514
W.W. Grainger, Inc.	400,500	90,104
Aggreko PLC	3,123,813	84,577
Canadian Pacific Railway Ltd.	600,000	78,260
Atlas Copco AB, Class B	2,981,500	75,313
Eaton Corp. PLC	1,158,100	70,934
Precision Castparts Corp.	300,000	56,886
FANUC CORP.	308,500	47,479
Marubeni Corp.	6,000,000	44,801
Komatsu Ltd.	1,516,700	36,230
Lockheed Martin Corp.	300,000	28,956
Cummins Inc.	192,000	22,236
		5,095,045
Energy 5.59%
Oil Search Ltd.	38,441,554	297,431
Canadian Natural Resources, Ltd.	7,145,000	229,014
TOTAL SA	4,410,000	211,141
Enbridge Inc.	4,510,000	209,933
Noble Energy, Inc.	1,660,000	191,996
Royal Dutch Shell PLC, Class B	2,585,998	85,849
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	65,160
Royal Dutch Shell PLC, Class B (ADR)	200,000	13,364
FMC Technologies, Inc.[1]	2,853,000	155,175
Halliburton Co.	3,455,000	139,616
EOG Resources, Inc.	1,000,000	128,070
Occidental Petroleum Corp.	1,470,000	115,204
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	5,780,000	95,775
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	17,844
ConocoPhillips	1,800,000	108,180
Technip SA	950,000	97,385
Schlumberger Ltd.	1,237,000	92,639
INPEX CORP.	16,503	87,642
Cenovus Energy Inc. (CAD denominated)	1,772,600	54,880
Cenovus Energy Inc.	1,025,000	31,765
Chevron Corp.	643,100	76,413
Transocean Ltd.	1,420,000	73,783
Baker Hughes Inc.	1,150,000	53,371
		2,631,630

Materials 4.91%
Linde AG	1,899,100	353,063
FMC Corp.	3,180,000	181,355
Holcim Ltd	2,082,111	165,828
Glencore International PLC	29,230,000	158,146
Syngenta AG	370,000	154,256
Alcoa Inc.	16,100,000	137,172
First Quantum Minerals Ltd.	6,693,000	127,254
Dow Chemical Co.	3,580,000	113,987
Rio Tinto PLC	2,410,000	112,961
Potash Corp. of Saskatchewan Inc.	2,745,000	107,741
Newmont Mining Corp.	2,500,000	104,725
Monsanto Co.	850,000	89,786
BASF SE	1,000,000	87,566
Akzo Nobel NV	1,325,000	84,097
Praxair, Inc.	700,000	78,078
Barrick Gold Corp.	2,500,000	73,500
Impala Platinum Holdings Ltd.	3,865,000	56,911
BHP Billiton Ltd.	1,600,000	54,583
L’Air Liquide SA, bonus shares[2]	346,499	42,093
United States Steel Corp.	1,500,000	29,250
		2,312,352
Telecommunication services 1.05%
SOFTBANK CORP.	5,151,700	237,476
MTN Group Ltd.	5,050,000	88,552
Vodafone Group PLC	31,000,000	87,888
América Móvil, SAB de CV, Series L (ADR)	2,525,800	52,941
América Móvil, SAB de CV, Series L	6,870,000	7,278
Koninklijke KPN NV	6,500,000	21,861
		495,996

Utilities 0.29%
GDF SUEZ	6,948,347	133,764

Miscellaneous 4.86%
Other common stocks in initial period of acquisition		2,288,709
Total common stocks (cost: $29,191,101,000)		44,429,418

Convertible securities 0.01%

Miscellaneous 0.01%
Other convertible securities in initial period of acquisition		5,838
Total convertible securities (cost: $5,605,000)		5,838

Bonds & notes 0.09%
	Principal amount
U.S. Treasury bonds & notes 0.09%	(000)
U.S. Treasury 4.00% 2015	$ 37,150	39,753
Total bonds & notes (cost: $39,753,000)		39,753

	Principal amount	Value
Short-term securities 5.52%	(000)	(000)
Fannie Mae 0.085%–0.16% due 5/1/2013–2/5/2014	$577,750	$ 577,479
Freddie Mac 0.10%–0.19% due 4/1/2013–3/4/2014	518,700	518,462
Federal Farm Credit Banks 0.17%–0.20% due 5/3–8/8/2013	197,400	197,352
Federal Home Loan Bank 0.125%–0.22% due 4/3–7/26/2013	178,150	178,128
U.S. Treasury Bills 0.125%–0.157% due 4/11–5/2/2013	155,000	154,991
Thunder Bay Funding, LLC 0.18% due 5/9/2013[3]	55,864	55,852
Old Line Funding, LLC 0.19% due 4/23/2013[3]	34,529	34,527
Svenska Handelsbanken Inc. 0.21%–0.22% due 4/26–6/7/2013[3]	89,000	88,973
Coca-Cola Co. 0.15% due 5/21–7/11/2013[3]	79,600	79,579
Gotham Funding Corp. 0.17% due 4/26/2013[3]	40,000	39,995
Victory Receivables Corp. 0.20% due 4/3/2013[3]	35,900	35,899
Nordea North America, Inc. 0.165% due 5/15/2013	75,000	74,984
Toyota Motor Credit Corp. 0.17% due 6/14/2013	43,900	43,886
Toyota Credit Canada Inc. 0.18% due 4/8/2013	30,000	30,000
Sumitomo Mitsui Banking Corp. 0.17% due 4/9–4/17/2013[3]	73,000	72,994
Chariot Funding, LLC 0.19% due 5/3/2013[3]	40,000	39,996
Jupiter Securitization Co., LLC 0.18% due 5/6/2013[3]	18,700	18,697
Bank of Nova Scotia 0.08% due 4/1/2013	57,102	57,102
Commonwealth Bank of Australia 0.18%–0.20% due 4/4–4/23/2013[3]	54,950	54,947
AstraZeneca PLC 0.10% due 4/10/2013[3]	50,000	49,997
General Electric Capital Corp. 0.19% due 5/30/2013	50,000	49,989
Toronto-Dominion Holdings USA Inc. 0.18% due 5/13/2013[3]	41,600	41,591
Nestlé Capital Corp. 0.17% due 8/12/2013[3]	38,000	37,987
Hydro-Québec 0.14% due 4/2/2013[3]	26,500	26,500
Procter & Gamble Co. 0.10% due 5/3/2013[3]	25,000	24,998
ANZ National (International) Ltd. 0.20% due 4/26/2013[3]	15,000	14,998

Total short-term securities (cost $2,599,797,000)		2,599,903
Total investment securities (cost: $31,836,256,000)		47,074,912
Other assets less liabilities		20,549
Net assets		$47,095,461

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $42,093,000, which represented .09% of the net assets of the fund.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $717,530,000, which represented 1.52% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-007-0513O-S32803

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: May 31, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2013